Loans and Other Borrowings - Additional Information (Detail) - Revolving Credit Facility [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowings capacity	$ 1,350
Uncommitted facility [member]
Disclosure of detailed information about borrowings [line items]
Unutilised facilities provided by banks	0	$ 30
Utilised facilities	0	$ 0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0